Statement of consolidated profit or loss - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,717	R$ 77,411	R$ 70,569
Cost of products sold	(69,161)	(71,414)	(67,548)
Gross profit	1,556	5,997	3,021
Income (expenses)
Selling and distribution	(2,067)	(1,991)	(1,916)
Reversal of (loss for) impairment of trade accounts receivable and others from clients	(125)	108	(83)
General and administrative	(2,615)	(2,639)	(2,472)
Research and development	(460)	(463)	(383)
Results from equity-accounted investees	9	(21)	7
Other income	3,213	978	1,769
Other expenses	(1,318)	(3,048)	(2,735)
(Loss) before financial results and taxes	(1,807)	(1,079)	(2,792)
Financial results
Financial expenses	(6,802)	(6,853)	(5,589)
Financial income	2,290	1,719	1,678
Derivatives and exchange rate variations, net	3,474	(11,520)	511
(Loss) before income tax	(2,845)	(17,733)	(6,192)
Income taxes	(8,116)	5,681	1,302
Loss for the year	(10,961)	(12,052)	(4,890)
Attributable to:
Company's shareholders	(9,880)	(11,320)	(4,579)
Non-controlling interest in subsidiaries	(1,081)	(732)	(311)
Loss for the year	R$ (10,961)	R$ (12,052)	R$ (4,890)
Common Shares [Member]
Loss per share - R$
Earnings per share - basic	R$ (12.3926)	R$ (14.1998)	R$ (5.7458)
Earnings per share - diluted	(12.3926)	(14.1998)	(5.7458)
Class A Preferred Shares [Member]
Loss per share - R$
Earnings per share - basic	(12.3926)	(14.1998)	(5.7458)
Earnings per share - diluted	(12.3926)	(14.1998)	(5.7458)
Class B Preferred Shares [Member]
Loss per share - R$
Earnings per share - basic	(12.3926)	(14.1998)	(5.7458)
Earnings per share - diluted	R$ (12.3926)	R$ (14.1998)	R$ (5.7458)